STRONG INTERNATIONAL STOCK FUND II

Supplement to the Statement of Additional Information dated July 14, 1995


From time to time, Strong Capital Management, Inc., the Fund's Advisor may determine to use a non-affiliated money market fund to manage some or all of the Fund's short-term cash positions. The Advisor will do this only when the Advisor reasonably believes that this action will result in a return to the Fund that is equal to, or better than, the return that could be achieved by direct investments in money market instruments. In such cases, to ensure no double charging of fees, the Advisor will credit any advisory or other fees of the non-affiliated money market fund against the Advisor's management fee.


The date of this Supplement is December 22, 1995.



STRONG ADVANTAGE FUND II

Supplement to the Statement of Additional Information dated July 14, 1995


From time to time, Strong Capital Management, Inc., the Fund's Advisor may determine to use a non-affiliated money market fund to manage some or all of the Fund's short-term cash positions. The Advisor will do this only when the Advisor reasonably believes that this action will result in a return to the Fund that is equal to, or better than, the return that could be achieved by direct investments in money market instruments. In such cases, to ensure no double charging of fees, the Advisor will credit any advisory or other fees of the non-affiliated money market fund against the Advisor's management fee.


The date of this Supplement is December 22, 1995.



STRONG ASSET ALLOCATION FUND II

Supplement to the Statement of Additional Information dated July 14, 1995


From time to time, Strong Capital Management, Inc., the Fund's Advisor may determine to use a non-affiliated money market fund to manage some or all of the Fund's short-term cash positions. The Advisor will do this only when the Advisor reasonably believes that this action will result in a return to the Fund that is equal to, or better than, the return that could be achieved by direct investments in money market instruments. In such cases, to ensure no double charging of fees, the Advisor will credit any advisory or other fees of the non-affiliated money market fund against the Advisor's management fee.


The date of this Supplement is December 22, 1995.



STRONG GOVERNMENT SECURITIES FUND II

Supplement to the Statement of Additional Information dated July 14, 1995


From time to time, Strong Capital Management, Inc., the Fund's Advisor may determine to use a non-affiliated money market fund to manage some or all of the Fund's short-term cash positions. The Advisor will do this only when the Advisor reasonably believes that this action will result in a return to the Fund that is equal to, or better than, the return that could be achieved by direct investments in money market instruments. In such cases, to ensure no double charging of fees, the Advisor will credit any advisory or other fees of the non-affiliated money market fund against the Advisor's management fee.


The date of this Supplement is December 22, 1995.



STRONG GROWTH FUND II

Supplement to the Statement of Additional Information dated July 14, 1995


From time to time, Strong Capital Management, Inc., the Fund's Advisor may determine to use a non-affiliated money market fund to manage some or all of the Fund's short-term cash positions. The Advisor will do this only when the Advisor reasonably believes that this action will result in a return to the Fund that is equal to, or better than, the return that could be achieved by direct investments in money market instruments. In such cases, to ensure no double charging of fees, the Advisor will credit any advisory or other fees of the non-affiliated money market fund against the Advisor's management fee.


The date of this Supplement is December 22, 1995.



STRONG DISCOVERY FUND II

Supplement to the Statement of Additional Information dated July 14, 1995


From time to time, Strong Capital Management, Inc., the Fund's Advisor may determine to use a non-affiliated money market fund to manage some or all of the Fund's short-term cash positions. The Advisor will do this only when the Advisor reasonably believes that this action will result in a return to the Fund that is equal to, or better than, the return that could be achieved by direct investments in money market instruments. In such cases, to ensure no double charging of fees, the Advisor will credit any advisory or other fees of the non-affiliated money market fund against the Advisor's management fee.


The date of this Supplement is December 22, 1995.